Plant and Equipment (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost
Balance, January 1	$ 130,863
Balance, December 31	133,664	$ 130,863
Accumulated Impairment
Balance, January 1	130,863
Impairment reversal (note 14)	31,119
Balance, December 31	133,664	130,863
Accumulated Depreciation
Balance, January 1	130,863
Impairment reversal (note 14)	31,119
Depreciation	42,522	33,024
Balance, December 31	133,664	130,863
NET BOOK VALUE, December 31,	130,863	130,863
Gross carrying amount [member]
Cost
Balance, January 1	215,446	183,528
Acquisition of subsidiary		6,954
Additions	15,212	26,296
Disposals	(9,006)	(456)
Reclassifications	(3)	(876)
Balance, December 31	221,649	215,446
Accumulated Impairment
Balance, January 1	215,446	183,528
Disposals	(9,006)	(456)
Balance, December 31	221,649	215,446
Accumulated Depreciation
Balance, January 1	215,446	183,528
Disposals	(9,006)	(456)
Reclassifications	(3)	(876)
Balance, December 31	221,649	215,446
NET BOOK VALUE, December 31,	215,446	183,528
Accumulated depreciation and amortisation [member]
Cost
Balance, January 1	61,813	47,019
Disposals	(5,045)	(390)
Balance, December 31	87,985	61,813
Accumulated Impairment
Balance, January 1	61,813	47,019
Disposals	(5,045)	(390)
Impairment reversal (note 14)	10,437
Balance, December 31	87,985	61,813
Accumulated Depreciation
Balance, January 1	61,813	47,019
Disposals	(5,045)	(390)
Impairment reversal (note 14)	10,437
Depreciation	20,780	15,184
Balance, December 31	87,985	61,813
NET BOOK VALUE, December 31,	61,813	47,019
Accumulated impairment [member]
Cost
Balance, January 1	22,770	22,826
Disposals	(76)	(56)
Balance, December 31		22,770
Accumulated Impairment
Balance, January 1	22,770	22,826
Disposals	(76)	(56)
Impairment reversal (note 14)	(22,694)
Balance, December 31		22,770
Accumulated Depreciation
Balance, January 1	22,770	22,826
Disposals	(76)	(56)
Impairment reversal (note 14)	(22,694)
Balance, December 31		22,770
NET BOOK VALUE, December 31,	22,770	22,826
Machinery and Equipment [member]
Cost
Balance, January 1	36,045
Reclassifications	3,907	12
Balance, December 31	34,647	36,045
Accumulated Impairment
Balance, January 1	36,045
Balance, December 31	34,647	36,045
Accumulated Depreciation
Balance, January 1	36,045
Reclassifications	3,907	12
Balance, December 31	34,647	36,045
NET BOOK VALUE, December 31,	36,045	36,045
Machinery and Equipment [member] | Gross carrying amount [member]
Cost
Balance, January 1	57,685	28,462
Acquisition of subsidiary		6,954
Additions	3,290	1,627
Disposals	(3,461)	(211)
Reclassifications	4,703	20,853
Balance, December 31	62,217	57,685
Accumulated Impairment
Balance, January 1	57,685	28,462
Disposals	(3,461)	(211)
Balance, December 31	62,217	57,685
Accumulated Depreciation
Balance, January 1	57,685	28,462
Disposals	(3,461)	(211)
Reclassifications	4,703	20,853
Balance, December 31	62,217	57,685
NET BOOK VALUE, December 31,	57,685	28,462
Machinery and Equipment [member] | Accumulated depreciation and amortisation [member]
Cost
Balance, January 1	17,864	14,816
Disposals	(2,549)	(199)
Balance, December 31	27,570	17,864
Accumulated Impairment
Balance, January 1	17,864	14,816
Disposals	(2,549)	(199)
Impairment reversal (note 14)	2,449
Balance, December 31	27,570	17,864
Accumulated Depreciation
Balance, January 1	17,864	14,816
Disposals	(2,549)	(199)
Impairment reversal (note 14)	2,449
Depreciation	5,899	3,235
Balance, December 31	27,570	17,864
NET BOOK VALUE, December 31,	17,864	14,816
Machinery and Equipment [member] | Accumulated impairment [member]
Cost
Balance, January 1	3,776	3,784
Disposals	(1)	(8)
Balance, December 31		3,776
Accumulated Impairment
Balance, January 1	3,776	3,784
Disposals	(1)	(8)
Impairment reversal (note 14)	(3,775)
Balance, December 31		3,776
Accumulated Depreciation
Balance, January 1	3,776	3,784
Disposals	(1)	(8)
Impairment reversal (note 14)	(3,775)
Balance, December 31		3,776
NET BOOK VALUE, December 31,	3,776	3,784
Land, Buildings and Leasehold Improvements [member]
Cost
Balance, January 1	82,434
Reclassifications		2
Balance, December 31	79,385	82,434
Accumulated Impairment
Balance, January 1	82,434
Balance, December 31	79,385	82,434
Accumulated Depreciation
Balance, January 1	82,434
Reclassifications		2
Balance, December 31	79,385	82,434
NET BOOK VALUE, December 31,	82,434	82,434
Land, Buildings and Leasehold Improvements [member] | Gross carrying amount [member]
Cost
Balance, January 1	132,067	94,872
Additions	276	258
Disposals	(1,184)
Reclassifications	579	36,937
Balance, December 31	131,738	132,067
Accumulated Impairment
Balance, January 1	132,067	94,872
Disposals	(1,184)
Balance, December 31	131,738	132,067
Accumulated Depreciation
Balance, January 1	132,067	94,872
Disposals	(1,184)
Reclassifications	579	36,937
Balance, December 31	131,738	132,067
NET BOOK VALUE, December 31,	132,067	94,872
Land, Buildings and Leasehold Improvements [member] | Accumulated depreciation and amortisation [member]
Cost
Balance, January 1	33,479	24,466
Disposals	(448)
Balance, December 31	52,353	33,479
Accumulated Impairment
Balance, January 1	33,479	24,466
Disposals	(448)
Impairment reversal (note 14)	6,484
Balance, December 31	52,353	33,479
Accumulated Depreciation
Balance, January 1	33,479	24,466
Disposals	(448)
Impairment reversal (note 14)	6,484
Depreciation	12,838	9,011
Balance, December 31	52,353	33,479
NET BOOK VALUE, December 31,	33,479	24,466
Land, Buildings and Leasehold Improvements [member] | Accumulated impairment [member]
Cost
Balance, January 1	16,154	16,154
Balance, December 31		16,154
Accumulated Impairment
Balance, January 1	16,154	16,154
Impairment reversal (note 14)	(16,154)
Balance, December 31		16,154
Accumulated Depreciation
Balance, January 1	16,154	16,154
Impairment reversal (note 14)	(16,154)
Balance, December 31		16,154
NET BOOK VALUE, December 31,	16,154	16,154
Furniture and Other Equipment [member]
Cost
Balance, January 1	6,735
Reclassifications	(3,920)	(14)
Balance, December 31	2,425	6,735
Accumulated Impairment
Balance, January 1	6,735
Balance, December 31	2,425	6,735
Accumulated Depreciation
Balance, January 1	6,735
Reclassifications	(3,920)	(14)
Balance, December 31	2,425	6,735
NET BOOK VALUE, December 31,	6,735	6,735
Furniture and Other Equipment [member] | Gross carrying amount [member]
Cost
Balance, January 1	15,848	15,476
Additions	726	368
Disposals	(3,006)	(106)
Reclassifications	(7,253)	110
Balance, December 31	6,315	15,848
Accumulated Impairment
Balance, January 1	15,848	15,476
Disposals	(3,006)	(106)
Balance, December 31	6,315	15,848
Accumulated Depreciation
Balance, January 1	15,848	15,476
Disposals	(3,006)	(106)
Reclassifications	(7,253)	110
Balance, December 31	6,315	15,848
NET BOOK VALUE, December 31,	15,848	15,476
Furniture and Other Equipment [member] | Accumulated depreciation and amortisation [member]
Cost
Balance, January 1	6,748	4,387
Disposals	(1,507)	(64)
Balance, December 31	3,890	6,748
Accumulated Impairment
Balance, January 1	6,748	4,387
Disposals	(1,507)	(64)
Impairment reversal (note 14)	1,253
Balance, December 31	3,890	6,748
Accumulated Depreciation
Balance, January 1	6,748	4,387
Disposals	(1,507)	(64)
Impairment reversal (note 14)	1,253
Depreciation	1,316	2,439
Balance, December 31	3,890	6,748
NET BOOK VALUE, December 31,	6,748	4,387
Furniture and Other Equipment [member] | Accumulated impairment [member]
Cost
Balance, January 1	2,365	2,405
Disposals		(40)
Balance, December 31		2,365
Accumulated Impairment
Balance, January 1	2,365	2,405
Disposals		(40)
Impairment reversal (note 14)	(2,365)
Balance, December 31		2,365
Accumulated Depreciation
Balance, January 1	2,365	2,405
Disposals		(40)
Impairment reversal (note 14)	(2,365)
Balance, December 31		2,365
NET BOOK VALUE, December 31,	2,365	2,405
Transport units [member]
Cost
Balance, January 1	519
Reclassifications	13
Balance, December 31	501	519
Accumulated Impairment
Balance, January 1	519
Balance, December 31	501	519
Accumulated Depreciation
Balance, January 1	519
Reclassifications	13
Balance, December 31	501	519
NET BOOK VALUE, December 31,	519	519
Transport units [member] | Gross carrying amount [member]
Cost
Balance, January 1	1,095	711
Additions	108	181
Disposals	(110)	(64)
Reclassifications	70	267
Balance, December 31	1,163	1,095
Accumulated Impairment
Balance, January 1	1,095	711
Disposals	(110)	(64)
Balance, December 31	1,163	1,095
Accumulated Depreciation
Balance, January 1	1,095	711
Disposals	(110)	(64)
Reclassifications	70	267
Balance, December 31	1,163	1,095
NET BOOK VALUE, December 31,	1,095	711
Transport units [member] | Accumulated depreciation and amortisation [member]
Cost
Balance, January 1	576	505
Disposals	(101)	(60)
Balance, December 31	662	576
Accumulated Impairment
Balance, January 1	576	505
Disposals	(101)	(60)
Balance, December 31	662	576
Accumulated Depreciation
Balance, January 1	576	505
Disposals	(101)	(60)
Depreciation	174	131
Balance, December 31	662	576
NET BOOK VALUE, December 31,	576	505
Equipment Under Finance Lease [member]
Cost
Balance, January 1	4,189
Balance, December 31	3,785	4,189
Accumulated Impairment
Balance, January 1	4,189
Balance, December 31	3,785	4,189
Accumulated Depreciation
Balance, January 1	4,189
Balance, December 31	3,785	4,189
NET BOOK VALUE, December 31,	4,189	4,189
Equipment Under Finance Lease [member] | Gross carrying amount [member]
Cost
Balance, January 1	7,810	5,215
Additions		2,013
Disposals	(515)	(75)
Reclassifications		657
Balance, December 31	7,295	7,810
Accumulated Impairment
Balance, January 1	7,810	5,215
Disposals	(515)	(75)
Balance, December 31	7,295	7,810
Accumulated Depreciation
Balance, January 1	7,810	5,215
Disposals	(515)	(75)
Reclassifications		657
Balance, December 31	7,295	7,810
NET BOOK VALUE, December 31,	7,810	5,215
Equipment Under Finance Lease [member] | Accumulated depreciation and amortisation [member]
Cost
Balance, January 1	3,146	2,845
Disposals	(440)	(67)
Balance, December 31	3,510	3,146
Accumulated Impairment
Balance, January 1	3,146	2,845
Disposals	(440)	(67)
Impairment reversal (note 14)	251
Balance, December 31	3,510	3,146
Accumulated Depreciation
Balance, January 1	3,146	2,845
Disposals	(440)	(67)
Impairment reversal (note 14)	251
Depreciation	553	368
Balance, December 31	3,510	3,146
NET BOOK VALUE, December 31,	3,146	2,845
Equipment Under Finance Lease [member] | Accumulated impairment [member]
Cost
Balance, January 1	475	483
Disposals	(75)	(8)
Balance, December 31		475
Accumulated Impairment
Balance, January 1	475	483
Disposals	(75)	(8)
Impairment reversal (note 14)	(400)
Balance, December 31		475
Accumulated Depreciation
Balance, January 1	475	483
Disposals	(75)	(8)
Impairment reversal (note 14)	(400)
Balance, December 31		475
NET BOOK VALUE, December 31,	475	483
Capital Work in Progress [member]
Cost
Balance, January 1	941
Balance, December 31	12,921	941
Accumulated Impairment
Balance, January 1	941
Balance, December 31	12,921	941
Accumulated Depreciation
Balance, January 1	941
Balance, December 31	12,921	941
NET BOOK VALUE, December 31,	941	941
Capital Work in Progress [member] | Gross carrying amount [member]
Cost
Balance, January 1	941	38,792
Additions	10,812	21,849
Disposals	(730)
Reclassifications	1,898	(59,700)
Balance, December 31	12,921	941
Accumulated Impairment
Balance, January 1	941	38,792
Disposals	(730)
Balance, December 31	12,921	941
Accumulated Depreciation
Balance, January 1	941	38,792
Disposals	(730)
Reclassifications	1,898	(59,700)
Balance, December 31	12,921	941
NET BOOK VALUE, December 31,	$ 941	$ 38,792